Intangible Assets, net	6 Months Ended
Jun. 30, 2026
Intangible Assets, net [Abstract]
Intangible Assets, net
8.	Intangible Assets, net:

The following table shows the Company’s intangible assets by major asset classes as of December 31, 2025 and June 30, 2026:

	Period Ended
	December 31, 2025	June 30, 2026
Brand	$290,959	$270,349
Customer relationship	11,656,130	11,048,990
Order backlog	8,366,621	7,324,749
Favorable contract	839,535	763,545
Concessions	20,158	19,547
Intangible assets, net	$21,173,403	$19,427,180

The following table reflects the gross carrying amount and accumulated amortization as of June 30, 2026:

	Gross carrying amount	Accumulated amortization	Net carrying amount
Brand	$306,723	$(36,374)	$270,349
Customer relationship	11,832,403	(783,413)	11,048,990
Order backlog	9,755,803	(2,431,054)	7,324,749
Favorable contract	919,442	(155,897)	763,545
Concessions	30,801	(11,254)	19,547
Total intangible assets	$22,845,172	$(3,417,992)	$19,427,180

For the six months ended June 30, 2025 and 2026, total amortization of $992,635 and $1,129,660 was recorded, respectively. The net exchange difference was $(810,609). The estimated aggregate annual amortization expense for the five succeeding fiscal years is $2,259,321. The weighted-average amortization period in total is 15.3 years.